Accounting Standards and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Effects of Variation in Prices of Price Index

The tables below show the evolution of these indexes in the last three years and as of December 31, 2018 according to official statistics (INDEC):

	As of December 31,
	2015	2016	2017	2018
Variation in Prices
Annual	17.2%	34.6%	24.8%	47.7%
Accumulated 3 years	72.5%	102.3%	96.8%	148.0%

Summary of Subsidiaries Included in Consolidation Process

The following chart provides the subsidiaries included in the consolidation process:

Company	Main Activity	Percentage of direct or indirect investment in capital stock
		12/31/2018		12/31/2017		01/01/2017
Banco Supervielle S.A.	Commercial Bank	99,89	% (1)	99,88	% (1)	98,23	% (1)
Cordial Compañía Financiera S.A.	Financial Company	99,90%		99,89%		98,32%
Tarjeta Automática S.A.	Credit Card	99,99%		99,99%		99,78%
Supervielle Asset Management S.A.	Mutual Fund	100,00%		100,00%		100,00%
Sofital S.A.F. e I.I.	Real State	100,00%		100,00%		100,00%
Espacio Cordial de Servicios S.A.	Retail Services	100,00%		100,00%		100,00%
Supervielle Seguros S.A.	Insurance	100,00%		100,00%		100,00%
Micro Lending S.A.U.	Financial Company	100,00%		—		—
InvertirOnline S.A.U.	Financial Broker	100,00%		—		—
InvertirOnline.Com Argentina S.A.U.	Representations	100,00%		—		—

(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99,87%, 99,86% and 98,21% as of 12/31/2018, 12/31/2017 and 01/01/2017 respectively.

Summary of Assets and Liabilities of Structured Entities

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2018 and 2017 and January 1, 2017:

	12/31/2018	12/31/2017	01/01/2017
Assets
Loans	1,030,280	1,991,228	2,667,615
Financial assets	139,869	206,171	317,061
Other assets	126,160	27,898	65,234

Total Assets	1,296,309	2,225,297	3,049,910

Liabilities
Financial liabilities	893,180	1,197,202	1,757,201
Other liabilities	148,550	131,570	156,108

Total Liabilities	1,041,730	1,328,772	1,913,309

Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Cash and Cash equivalents include cash and highly liquid short-term securities with an original maturity of less than three-months according to the following detail:

Item	12/31/2018	12/31/2017	01/01/2017
Cash and due from banks	33,687,553	16,384,924	14,795,794
Debt securities at fair value through profit or loss	12,633,443	14,242,927	620,544
Money Market Funds	655,562	1,005,267	2,184,598
Cash and cash equivalents	46,976,558	31,633,118	17,600,936

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Reconciliation between balances as appearing on the Statement of Financial Position and the items Statement of Cash Flow:

Items	12/31/2018	12/31/2017	01/01/2017
Cash and due from Banks
As per Statement of Financial Position	33,687,553	16,384,924	14,795,794
As per the Statement of Cash Flows	33,687,553	16,384,924	14,795,794
Debt securities at fair value through profit or loss
As per Statement of Financial Position	15,112,115	16,837,925	782,547
Securities not considered as cash equivalents	(2,478,672)	(2,594,998)	(162,003)
As per the Statement of Cash Flows	12,633,443	14,242,927	620,544
Money Market Funds
As per Statement of Financial Position – Other financial assets	1,698,054	2,388,795	3,458,243
Other financial assets not considered as cash equivalents	(1,042,492)	(1,383,528)	(1,273,645)
As per the Statement of Cash Flow	655,562	1,005,267	2,184,598

Summary of Projected Evolution for Next Year of Main Macroeconomic Indicators

The projected evolution for the next year of the main macroeconomic indicators used by the Group for estimating expected credit losses is presented below:

Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
Retail	Unemployment Rate	137.3	140.2	134.5
	Monthly Economic Activity Estimator	150.6	153.8	146.8
Corporate	Interest Rate	(11.58%)	(12.62%)	(10.00%)
	Foreign Currency Private Sector Deposits Variation	5.99%	6.53%	5.15%

Summary of Scenario Probabilities	As for its allocation, the Group associates the Base scenario with the highest weight, and the lower weights to the most extreme scenarios:

Scenario 1	80%
Scenario 2	10%
Scenario 3	10%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

The ECL allowance sensitivity to future macroeconomic conditions is as follows:

December 31, 2018
Reported ECL Allowance	4,936,275
Gross carrying amount	82,144,739
Reported ECL Coverage	6.01%
ECL amount by scenarios
Favorable scenario	4,935,454
Unfavorable scenario	4,939,083
Coverage ratio by scenarios
Favorable scenario	6.01%
Unfavorable scenario	6.01%

Summary of Useful Life of Property, Plant and Equityment

The following chart presents the useful life for each item included in property, plant and equipment:

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture and plant	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years